Note E - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (106,400)	$ (100,700)
State and Local Income Tax Expense (Benefit), Continuing Operations	(10,300)	(9,800)
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 116,700	$ 110,500